Dividends	12 Months Ended
Dec. 31, 2025
Dividend
Dividends

D. Other

D1. Dividends

Dividend distribution to the Company’s shareholders is recognised as a liability in the Consolidated Financial Statements in the period in which the dividends are approved by the Company’s shareholders. Interim dividends are recognised when paid.

	2025	2024	2023
	$m	$m	$m
2022 final dividend paid – 6.50 cents per share [1]	—	—	165
2023 interim dividend paid – 3.44 cents per share [2]	—	—	87
2023 final dividend paid – 7.41 cents per share [1]	—	186	—
2024 interim dividend paid – 4.15 cents per share [2]	—	106	—
2024 final dividend paid – 7.91 cents per share [1]	198	—	—
2025 interim dividend paid – 4.15 cents per share	106	—	—
	304	292	252
1.	Represented at exchange rate prevailing at AGM’s date (2024: 5.93 pence per share; 2023: 5.93 pence per share).

2.Represented at exchange rate prevailing at date of announcement (2024: 3.16 pence per share; 2023: 2.75 pence per share).

An interim dividend of 4.15 cents per share was paid on 22 September 2025, amounting to $106m. A final dividend in respect of 2025 of 8.24 cents per share is to be proposed at the Annual General Meeting on 7 May 2026.

The aggregate amount of the proposed dividend to be paid out of retained earnings at 31 December 2025, but not recognised as a liability at year end, is $208m (2024: $198m; 2023: $186m).